UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

  /s/    Richard Dinkel   Wichita, Kansas November 13, 2008

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.

Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[ X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-10645               Koch Quantitative Trading, LP

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:   $79212 (thousands)


List of Other Included Managers:	NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABAXIS INC                     COM              002567105      670    34000 SH       DEFINED               34000        0        0
D ARMSTRONG WORLD INDS INC NEW   COM              04247X102     8887   307500 SH       DEFINED              307500        0        0
D CME GROUP INC                  COM              12572Q105     2972     8000 SH       DEFINED                8000        0        0
D CABOT CORP                     COM              127055101      890    28000 SH       DEFINED               28000        0        0
D LAMAR ADVERTISING CO           CL A             512815101      494    16000 SH       DEFINED               16000        0        0
D LOUISIANA PAC CORP             COM              546347105    17670  1900000 SH       DEFINED             1900000        D        0
D NETWORK EQUIP TECHNOLOGIES     COM              641208103      855   250000 SH       DEFINED              250000        0        0
D OWENS CORNING NEW              COM              690742101    45429  1900000 SH       DEFINED             1900000        0        0
D POWER MED INTERVENTIONS INC    COM              739299105     1345   420300 SH       DEFINED              420300        0        0